The Torray Fund

Schedule of Investments

As of September 30, 2020 (unaudited)

Shares			Market Value
	COMMON STOCKS - 95.4%
	34.7%	FINANCIALS +
156,818		Marsh & McLennan Cos., Inc.	$17,987,025
164,100		American Express Co.	16,451,025
76,400		Berkshire Hathaway, Inc. - Class B *	16,268,616
589,300		Bank of America Corp.	14,196,237
364,400		Loews Corp.	12,662,900
120,350		JPMorgan Chase & Co.	11,586,094
92,950		Chubb Limited	10,793,354
192,500		SEI Investments Co.	9,763,600
			109,708,851
	15.5%	HEALTH CARE
108,924		Johnson & Johnson	16,216,605
43,050		UnitedHealth Group Inc.	13,421,699
163,400		Bristol-Myers Squibb Co.	9,851,386
40,150		Becton Dickinson & Co.	9,342,102
			48,831,792
	12.6%	INFORMATION TECHNOLOGY
236,900		Oracle Corp.	14,142,930
252,700		Intel Corp.	13,084,806
103,550		International Business Machines Corp.	12,598,929
			39,826,665
	12.3%	INDUSTRIALS
166,350		Eaton Corp. plc	16,972,691
79,800		General Dynamics Corp.	11,046,714
65,400		Honeywell International, Inc.	10,765,494
			38,784,899
	8.0%	CONSUMER STAPLES
453,395		Kraft Heinz Co.	13,579,180
189,700		Sysco Corp.	11,803,134
			25,382,314
	4.7%	MATERIALS
270,505		DuPont de Nemours, Inc.	15,007,617

	4.0%	ENERGY
497,000		Royal Dutch Shell plc - ADR - Class A	12,509,490

	3.6%	COMMUNICATION SERVICES
91,100		Walt Disney Co.	11,303,688

	TOTAL COMMON STOCKS
		(cost $222,827,517)	301,355,316

	SHORT-TERM INVESTMENTS - 4.9%
	1.7%	MONEY MARKET FUND
5,560,193		Fidelity Institutional Money Market Funds Government Portfolio - Class I, 0.01% ^	5,560,193

Par	3.2%	U.S. TREASURY OBLIGATION
$10,000,000		U.S. Treasury Bill, 0.06%,☐ 10/29/2020	9,999,533
		TOTAL SHORT-TERM INVESTMENTS
		(cost $15,559,726)	15,559,726

		TOTAL INVESTMENTS - 100.3%
		(cost $238,387,243)	316,915,042
		OTHER ASSETS AND LIABILITIES, NET - (0.3)%	(975,729)
		TOTAL NET ASSETS - 100.0%	$315,939,313

+
As of September 30, 2020, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2020.
☐	Rate shown is effective yield as of September 30, 2020.
ADR	- American Depositary Receipt

The above industry classifications are based upon the The Global Industry Classification Standard ("GICS"®). GICS was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$301,355,316	$-	$-	$301,355,316
Short-Term Investments	5,560,193	9,999,533	-	15,559,726
Total Investments in Securities	$306,915,509	$9,999,533	$-	$316,915,042

Refer to Schedule of Investments for further information on the classification of investments.